LEASES (Table)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows:
Year Ended December 31, 2019
Cash payments for operating leases	$198

Schedule of Future Lease Payments
Future lease payments under operating leases as of December 31, 2019 were as follows:

Operating Leases

2020	$220
2021	181
2022	57
Total future lease payments	458
Less imputed interest	(25)
Total lease liability balance	$433